Document And Entity Information (USD $)	3 Months Ended
	Sep. 30, 2011	Nov. 15, 2011	Mar. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Parametric Sound Corp
Document Type	S-1
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		19,517,027
Entity Public Float			$ 6,790,000
Amendment Flag	false
Entity Central Index Key	0001493761
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2011
Document Fiscal Year Focus	2011